1

QUARTERLY REPORT

		Shares	Fair Value
88.11%	COMMON STOCKS

7.86%	COMMUNICATIONS SERVICES
	Netflix.com, Inc. (A)	3,654	$1,077,491
	T-Mobile US, Inc. (A)	10,199	1,427,860
	Verizon Communications	41,427	1,632,224
			4,137,575

14.51%	CONSUMER DISCRETIONARY
	AutoZone, Inc. (A)	544	1,341,602
	Etsy Inc. (A)	12,273	1,470,060
	Genuine Parts Co.	8,941	1,551,353
	Nike, Inc., Class B	13,688	1,601,633
	Starbucks Corp.	16,848	1,671,322
			7,635,970

8.48%	CONSUMER STAPLES
	Estee Lauder Companies, Inc.	3,219	798,666
	General Mills, Inc.	16,225	1,360,466
	PepsiCo, Inc.	12,737	2,301,066
			4,460,198

8.76%	ENERGY
	Cheniere Energy, Inc.	6,744	1,011,330
	ConocoPhillips	12,429	1,466,622
	Exxon Mobil Corp.	19,344	2,133,643
			4,611,595

7.38%	FINANCIAL
	Cboe Global Markets, Inc.	8,907	1,117,561
	Chubb Limited	3,761	829,677
	Goldman Sachs Group, Inc.	3,114	1,069,285
	The Charles Schwab Corp.	10,399	865,821
			3,882,344

13.90%	HEALTH CARE
	Cigna Corp.	3,685	1,220,988
	Humana, Inc.	2,110	1,080,721
	Incyte Corp. (A)	13,111	1,053,075
	McKesson Corp.	5,088	1,908,611
	Merck & Company, Inc.	18,499	2,052,464
			7,315,859

ALPHA DOG ETF

Schedule of InvestmentsDecember 31, 2022 (Unaudited)

QUARTERLY REPORT

ALPHA DOG ETF

Schedule of Investments - continuedDecember 31, 2022 (Unaudited)

		Shares	Fair Value
21.63%	INDUSTRIALS
	Cummins, Inc.	6,592	$1,597,176
	Deere & Co.	1,918	822,362
	General Dynamics Corp.	4,947	1,227,400
	Honeywell International, Inc.	3,874	830,198
	Huntington Ingalls Industries, Inc.	5,345	1,232,985
	The Boeing Co. (A)	9,632	1,834,800
	The Toro Co.	11,250	1,273,500
	Trane Technologies PLC	4,677	786,157
	United Rentals, Inc. (A)	2,399	852,653
	XPO, Inc. (A)	27,735	923,298
			11,380,529

5.59%	INFORMATION TECHNOLOGY
	First Solar, Inc.	7,283	1,090,920
	Motorola Solutons, Inc.	4,440	1,144,232
	Nvidia Corp.	4,812	703,226
			2,938,378

88.11%	TOTAL COMMON STOCKS		46,362,448

11.09%	EXCHANGE TRADED FUNDS
	ProShares Short QQQ	218,589	3,217,630
	Proshares Ultra Short S&P 500 ETF	56,915	2,616,383
			5,834,013

11.09%	TOTAL EXCHANGE TRADED FUNDS		5,834,013

0.00%	MONEY MARKET FUNDS
	Dreyfus Treasury Securities Cash Management-Service Shares 3.10% (B)	131	131

99.20%	TOTAL INVESTMENTS		52,196,592
0.80%	Other assets, net of liabilities		422,712
100.00%	NET ASSETS		$52,619,304

(A)Non-Income Producing

(B)Effective 7 day yield as of December 31, 2022

QUARTERLY REPORT

ALPHA DOG ETF

Schedule of Investments - continuedDecember 31, 2022 (Unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2022:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Common Stocks	$46,362,448	$—	$—	$46,362,448
Exchange Traded Funds	5,834,013			5,834,013
Money Market Funds	131			131
Total Investments	$52,196,592	$—	$—	$52,196,592

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2022.

At December 31, 2022 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $49,779,591 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$3,118,082
Gross unrealized depreciation	(701,081)
Net unrealized appreciation	$2,417,001